Long-Term Employee Benefit Liabilities - Company's Termination and Long Service Arrangements (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Non-current liability	$ 597	$ 670
Termination and Long Service Arrangements [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	378	327
Current service cost	22	20
Interest cost	8	7
Actuarial losses (gains) and changes in actuarial assumptions	14	(7)
Benefits paid	(14)	(11)
Acquisition	2
Foreign exchange	(16)	42
Ending funded status	394	378
Current liability	9	10
Liabilities held for sale	4
Non-current liability	381	368
Net amount	394	378
Unrecognized actuarial losses	(88)	(73)
Current service cost	22	20
Interest cost	8	7
Actuarial (gains) losses	(1)	3
Net periodic benefit cost	$ 29	$ 30